Prepaid and Other Current Assets (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Nov. 21, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivable from Purdue Pharma	$ 2,680,000	$ 92,000
Prepaid expenses	423,000	563,000
Interest receivable	243,000	168,000
Other current assets	36,000	97,000
Total	3,382,000	920,000
Prepaid advertising	0	8,571,000	10,000,000
Purdue Pharma [Member]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Nontrade Receivables, Current	$ 1,800,000